Regulatory Matters, Commitments, Contingencies And Environmental Liabilities (Narrative) (Details) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2012 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jan. 12, 2012 USD ($)
Payments for Environmental Liabilities		$ 48.0	$ 41.0
Debt Instrument, Interest Rate, Stated Percentage		4.50%
Lease Expiration Date		Dec. 31, 2058
Operating leases rent expense		$ 159.0	151.0	$ 60.0
Environmental Costs Recognized, Recovery Credited to Expense		19.0
Total environmental liabilities		401.0	403.0
Guarantor Obligations, Current Carrying Value		600.0
Operating Leases, Rent Expense, Contingent Rentals		$ 24.0	22.0	$ 6.0
Site Contingency, Number of Sites Needing Remediation		51
FGT [Member]
Proceeds from Legal Settlements	$ 100.0
Interest Awarded	$ 19.0	$ 1.0
AmeriGas [Member]
Contingent Residual Support Agreement Obligation		$ 1,550.0			$ 1,500.0
Southern Union [Member]
Percentage Of Recovery		50.00%
Loss Contingency, Estimated Recovery from Third Party		150000
SUGS [Member]
Environmental Expense and Liabilities		$ 1.0
Related To Deductibles [Member]
Accrual for loss contingency		$ 37.0	$ 46.0
MTBE Sites [Member]
Site Contingency, Number of Sites Needing Remediation		19
Compensatory Damages [Member]
Gain Contingency, Unrecorded Amount		$ 319.0
Disgorgement [Member]
Gain Contingency, Unrecorded Amount		595.0
Expense Reimbursement [Member]
Gain Contingency, Unrecorded Amount		1.0
Final Judgement [Member]
Gain Contingency, Unrecorded Amount		$ 536.0